CONSOLIDATED BALANCE SHEETS (Parenthetical)	Aug. 18, 2026	Jul. 01, 2026	May 01, 2024 shares	Jan. 13, 2021	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Apr. 10, 2026 $ / shares	Feb. 13, 2026 $ / shares shares	Feb. 12, 2026 $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Mar. 29, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares
Operating lease right-of-use assets, net - non-current					¥ 21,441,571	$ 3,160,097				¥ 18,975,692
Operating lease liabilities - current					2,924,605	431,033				1,761,231
Operating lease liabilities - non-current					¥ 3,291,220	$ 485,066				¥ 1,081,827
Reverse stock split	0.005		0.056	0.2
Subsequent event
Reverse stock split	0.005
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.02	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.02	$ 0.0001	$ 0.0925
Ordinary shares, shares authorized					15,000,000	15,000,000		3,000,000,000	500,000,000	2,500,000		500,000,000	150,000,000
Ordinary shares, shares issued					353,154	353,154				53,154
Ordinary shares, shares outstanding			141,703,218		353,154	353,154				53,154
Reverse stock split		0.005	0.056
Class A ordinary shares | Subsequent event
Reverse stock split	0.005
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0925
Ordinary shares, shares authorized					200,000,000	200,000,000			80,000,000	80,000,000		80,000,000	20,000,000
Ordinary shares, shares issued					20,000,000	20,000,000				20,000,000
Ordinary shares, shares outstanding					20,000,000	20,000,000				20,000,000
Related Parties
Operating lease right-of-use assets, net - non-current					¥ 2,481,013	$ (365,656)				¥ 696,851
Operating lease liabilities - current					1,682,080	247,908				355,601
Operating lease liabilities - non-current					¥ 1,026,433	$ 151,278				¥ 0